Portfolio of Investments January 31, 2025
NUV
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 103.5%
1989636253 MUNICIPAL BONDS - 103 .5% 1989636253
ALABAMA - 1.2%
$ 7,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)
5 .000% 03/01/55 $ 7,483,797
4,640,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 4,918,870
2,455,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 2,633,455
2,000,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024A, (AMT)
5 .000 06/01/54 2,023,791
5,720,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35)
5 .000 01/01/56 6,005,679
TOTAL ALABAMA 23,065,592
ALASKA - 0.5%
9,750,000 Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A
4 .000 11/01/52 9,108,246
TOTAL ALASKA 9,108,246
ARIZONA - 1.6%
1,420,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 1,419,293
21,745,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023B
5 .250 01/01/53 23,637,037
5,600,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/37 6,037,120
TOTAL ARIZONA 31,093,450
CALIFORNIA - 5.5%
1,955,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/49 2,052,390
10,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0 .000 06/01/55 1,986,956
4,080,000 (a) California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 4,250,835
5,920,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/48 6,042,121
1,830,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5 .250 12/01/43 1,969,639
2,850,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5 .250 12/01/44 3,053,844
1,650,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/35 1,690,804
1,635,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/43 1,647,664
3,495,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/47 3,505,786
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018B, (AMT)
5 .000 06/01/48 1,002,149
2,290,000 (b) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019
5 .000 07/01/39 2,357,857
3,500,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 3,517,958
4,505,000 Covina-Valley Unified School District, Los Angeles County,
California, General Obligation Bonds, Series 2003B - FGIC
Insured
0 .000 06/01/28 4,035,524

Portfolio of Investments January 31, 2025
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,180,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
6 .850% 01/15/42 $ 2,547,645
1,000,000 Fresno, California, Airport Revenue Bonds, Series 2023A - BAM
Insured, (AMT)
5 .000 07/01/48 1,036,997
1,000,000 Fresno, California, Airport Revenue Bonds, Series 2023A - BAM
Insured, (AMT)
5 .000 07/01/53 1,032,866
34,020,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 3,995,741
345,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 356,566
2,780,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Series
2022I
5 .000 05/15/48 2,973,057
2,725,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2023A
5 .250 07/01/53 2,895,071
2,365,000 Montebello Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 1998 Series 2004
- FGIC Insured
0 .000 08/01/27 2,170,099
3,060,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 3,335,347
2,315,000 (c) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 2,281,992
3,550,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 4,386,116
10,150,000 Placer Union High School District, Placer County, California,
General Obligation Bonds, Series 2004C - AGM Insured
0 .000 08/01/33 7,556,764
2,660,000 San Bruno Park School District, San Mateo County, California,
General Obligation Bonds, Series 2000B - FGIC Insured
0 .000 08/01/25 2,615,195
185,000 San Diego Tobacco Settlement Revenue Funding Corporation,
California, Tobacco Settlement Bonds, Subordinate Series 2018C
4 .000 06/01/32 186,329
2,825,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .250 05/01/44 3,041,191
2,175,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .250 05/01/49 2,298,525
6,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019D
5 .000 05/01/36 6,466,382
4,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019D
5 .000 05/01/39 4,277,691
500,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000 01/15/42 493,402
13,220,000 San Mateo County Community College District, California,
General Obligation Bonds, Series 2006A - NPFG Insured
0 .000 09/01/28 11,867,298
5,815,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015
0 .000 08/01/48 1,656,712
2,075,000 Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5 .000 04/01/55 2,182,797
TOTAL CALIFORNIA 106,767,310
COLORADO - 6.2%
1,265,000 Adams and Weld Counties School District 27J, Brighton,
Colorado, General Obligation Bonds, Series 2024A
5 .000 12/01/47 1,364,855
1,750,000 Adams and Weld Counties School District 27J, Brighton,
Colorado, General Obligation Bonds, Series 2024A
5 .000 12/01/48 1,881,102
10,000,000 Aurora, Colorado, Water Revenue Bonds, First Lien Series 2024 5 .000 08/01/49 10,749,521

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,135,000 Centennial Water and Sanitation District, Douglas County,
Colorado, Water and Wastewater Revenue Bonds, Series 2019
5 .250% 12/01/48 $ 2,221,227
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 1,078,231
1,575,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/31)
5 .000 11/15/59 1,748,155
4,155,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 3,750,475
1,255,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 1,229,532
4,500,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N
5 .000 03/15/37 4,693,732
1,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R
4 .000 03/15/45 967,094
620,000 Colorado State, Certificates of Participation, Lease Purchase
Financing Program, National Western Center, Series 2018A
5 .000 09/01/33 651,297
3,790,000 Colorado State, Certificates of Participation, Rural Series 2018A 5 .000 12/15/37 3,974,797
3,400,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .250 11/15/53 3,656,855
2,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/35 2,028,442
9,660,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 8,279,564
24,200,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/31 19,234,487
17,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 12,964,482
7,600,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B - NPFG Insured
0 .000 09/01/39 3,692,287
600,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/44 641,291
575,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/49 607,350
1,480,000 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3
4 .125 12/01/51 1,090,862
8,000,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 9,581,317
1,400,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
4 .000 07/15/34 1,412,923
4,945,000 Regional Transportation District, Colorado, Sales Tax Revenue
Bonds, Fastracks Project, Series 2017A
5 .000 11/01/40 5,062,007
5,355,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/38 6,313,566
3,000,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/41 3,491,492
4,250,000 (a) University of Colorado, Enterprise System Revenue Bonds, Series
2018B, (Pre-refunded 6/01/28)
5 .000 06/01/43 4,538,208
3,160,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 2,452,968
TOTAL COLORADO 119,358,119
CONNECTICUT - 0.2%
1,000,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A, (AMT)
5 .000 07/01/49 1,006,182
2,125,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Children's Medical Center and Subsidiaries,
Series 2023E
5 .250 07/15/48 2,278,469
TOTAL CONNECTICUT 3,284,651

Portfolio of Investments January 31, 2025
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 1.6%
$ 15,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000% 06/15/46 $ 3,977,466
5,260,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Senior Lien Series 2018B
5 .000 10/01/43 5,429,188
10,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6 .500 10/01/44 10,814,649
2,300,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5 .250 10/01/49 2,432,341
4,435,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5 .500 10/01/54 4,762,004
1,060,000 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series
2021A
4 .000 10/01/38 1,060,960
1,265,000 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series
2021A
4 .000 10/01/39 1,252,992
1,775,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Series 2020A
5 .000 07/15/45 1,857,664
TOTAL DISTRICT OF COLUMBIA 31,587,264
FLORIDA - 6.1%
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/53 991,208
23,000,000 Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021
4 .000 09/01/51 21,514,954
565,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6 .000 06/15/35 567,035
1,800,000 Florida Development Finance Corporation, Healthcare Facilities
Revenue Bonds, UF Health - Jacksonville Project, Series 2022A -
AGM Insured
4 .000 02/01/41 1,741,963
1,875,000 Florida Development Finance Corporation, Healthcare Facilities
Revenue Bonds, UF Health - Jacksonville Project, Series 2022A -
AGM Insured
4 .000 02/01/42 1,807,907
1,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/47 1,566,410
1,615,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 1,618,937
4,390,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/53 4,560,248
1,400,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 1,414,747
10,650,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8 .250 07/01/57 11,059,837
4,000,000 Gainesville, Florida, Utilities System Revenue Bonds, Series
2017A
5 .000 10/01/36 4,157,326
15,000 (a) Gainesville, Florida, Utilities System Revenue Bonds, Series
2019A, (Pre-refunded 10/01/29)
5 .000 10/01/47 16,337
3,485,000 Gainesville, Florida, Utilities System Revenue Bonds, Series
2019A
5 .000 10/01/47 3,613,002
15,000,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Priority Subordinate Series 2024, (AMT)
5 .250 10/01/51 15,847,353
3,000,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 3,235,012
2,735,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Series 2021B
4 .000 11/15/46 2,495,234

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,090,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000% 07/01/40 $ 5,110,471
5,685,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT)
5 .250 10/01/52 5,831,335
3,000,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022
5 .000 07/01/51 3,144,797
6,500,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2024A
5 .250 10/01/54 6,981,823
5,330,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 4,796,620
3,500,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2
0 .000 10/01/43 1,446,975
3,575,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2
0 .000 10/01/44 1,388,151
4,000,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2
0 .000 10/01/45 1,468,530
5,000,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2
0 .000 10/01/50 1,369,353
11,000,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2
0 .000 10/01/53 2,550,456
1,020,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5 .000 03/15/42 1,041,722
6,865,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, Refunding Series 2015
4 .000 05/01/34 6,869,584
TOTAL FLORIDA 118,207,327
GEORGIA - 3.5%
2,290,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5 .000 04/01/47 2,304,573
2,500,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B
5 .250 02/15/45 2,558,363
4,575,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 4,858,325
10,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 10,689,422
17,010,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A - BAM Insured
5 .000 01/01/49 17,360,911
4,025,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project M Bonds, Series 19A - AGM Insured
5 .000 01/01/59 4,090,418
17,350,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2022A - AGM Insured
5 .000 07/01/52 18,115,725
1,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/45 1,040,970
5,500,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/50 5,675,357
TOTAL GEORGIA 66,694,064
HAWAII - 0.2%
3,000,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Series 2018A
5 .000 07/01/37 3,124,935
TOTAL HAWAII 3,124,935
IDAHO - 0.1%
2,220,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/56 1,633,654
TOTAL IDAHO 1,633,654

Portfolio of Investments January 31, 2025
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 9.9%
$ 5,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000% 04/01/46 $ 5,139,994
5,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7 .000 12/01/44 5,085,469
2,945,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B
6 .500 12/01/46 3,023,678
4,710,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A
7 .000 12/01/46 4,976,185
7,495,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
0 .000 12/01/31 5,648,119
2,325,000 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Limited Tax Capital Improvement
Green Series 2021A
4 .000 12/01/46 2,186,845
4,000,000 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Limited Tax Capital Improvement
Green Series 2021A
4 .000 12/01/51 3,687,962
1,875,000 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue
Bonds, Federal Transit Administration Section 5307 Urbanized
Area Formula Funds, Refunding Series 2021
5 .000 06/01/29 2,018,777
5,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured
5 .000 12/01/46 5,225,528
1,000,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018
5 .000 11/15/35 1,030,629
1,500,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A
5 .000 11/15/32 1,638,671
2,040,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4 .000 11/15/40 2,007,567
1,000,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4 .000 11/15/41 983,073
3,700,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015B
5 .000 11/15/39 3,707,487
560,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/35 563,228
825,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/44 826,096
1,175,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5 .250 04/01/43 1,302,856
1,130,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5 .250 04/01/47 1,226,633
3,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/43 3,818,883
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 2,171,656
2,400,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/47 2,574,235
5,125,000 Illinois State, General Obligation Bonds, November Series 2017C 5 .000 11/01/29 5,360,573
1,755,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 1,816,774
4,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2016B
5 .000 01/01/41 4,043,086
5,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2020A
5 .000 01/01/45 5,249,034
9,015,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 7,944,410
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2024B
5 .000 06/15/53 1,555,328
5,245,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 1994B - NPFG
Insured
0 .000 06/15/28 4,686,852
11,675,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 1994B - FGIC
Insured
0 .000 06/15/29 10,075,434
4,950,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/32 3,737,369
21,375,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 06/15/34 15,119,991

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 21,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000% 12/15/35 $ 13,930,888
21,970,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 06/15/36 14,258,427
10,375,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/36 6,586,064
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/37 6,045,943
25,825,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 06/15/39 14,325,107
6,095,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2002A - NPFG Insured
6 .000 07/01/32 7,195,533
8,000,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2003A - NPFG Insured
6 .000 07/01/33 9,270,104
TOTAL ILLINOIS 190,044,488
INDIANA - 1.3%
2,250,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
4 .000 12/01/40 2,176,182
2,000,000 Indiana Municipal Power Agency Power Supply System Revenue
Bonds, Refunding Series 2016A
5 .000 01/01/42 2,037,614
4,250,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail Project,
Series 2019A
5 .000 02/01/54 4,352,892
2,400,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/25 2,400,000
14,595,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/27 13,640,411
TOTAL INDIANA 24,607,099
KENTUCKY - 1.7%
1,280,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/37 1,327,604
1,435,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/38 1,482,124
4,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/43 4,085,038
2,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/48 2,024,250
8,935,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 8,906,657
6,000,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .600 07/01/39 6,937,537
2,465,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024A-1, (Mandatory Put 2/01/32)
5 .250 04/01/54 2,652,805
4,205,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 4,476,504
TOTAL KENTUCKY 31,892,519

Portfolio of Investments January 31, 2025
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 0.8%
$ 2,365,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .500% 09/01/59 $ 2,503,935
1,810,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .750 09/01/64 1,959,557
9,040,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017A - AGM Insured
5 .000 01/01/48 9,155,077
1,470,000 New Orleans Aviation Board, Louisiana, Special Facility Revenue
Bonds, Parking Facilities Corporation Consolidated Garage
System, Series 2018A - AGM Insured
5 .000 10/01/43 1,505,767
TOTAL LOUISIANA 15,124,336
MAINE - 0.8%
5,125,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/43 5,195,423
2,005,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/48 2,020,438
7,990,000 University of Maine, System Revenue Bonds, Series 2022 5 .000 03/01/47 8,336,645
TOTAL MAINE 15,552,506
MARYLAND - 1.4%
1,140,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/29 1,155,707
1,945,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/32 1,965,596
385,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/34 387,932
2,750,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/35 2,767,307
2,550,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/42 2,526,745
6,665,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 6,541,997
1,050,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
5 .000 07/01/40 1,051,615
3,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .000 07/01/54 3,138,326
4,375,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/47 4,481,299
2,260,000 (a) Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A, (Pre-refunded 5/01/28)
5 .000 05/01/47 2,406,218
TOTAL MARYLAND 26,422,742
MASSACHUSETTS - 1.5%
2,905,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 2,869,395
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/35 1,519,780
2,765,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5 .000 12/01/46 2,798,846
20,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024I, (UB)
5 .000 12/01/54 21,254,324
980,000 Massachusetts Turnpike Authority, Metropolitan Highway System
Revenue Bonds, Senior Series 1997A - NPFG Insured
0 .000 01/01/29 865,154
TOTAL MASSACHUSETTS 29,307,499
MICHIGAN - 3.3%
1,475,000 Bloomfield Hills Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/44 1,564,881
625,000 Bloomfield Hills Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/48 654,310
820,000 Bloomfield Hills Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/50 858,211

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,300,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000% 10/01/33 $ 1,281,793
2,520,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/43 2,397,697
15,000 Detroit, Michigan, Second Lien Sewerage Disposal System
Revenue Bonds, Series 2005A - NPFG Insured
4 .500 07/01/35 15,010
2,495,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5 .500 07/01/29 2,624,013
5,000 Detroit, Michigan, Water Supply System Revenue Bonds, Second
Lien Series 2003B - NPFG Insured
5 .000 07/01/34 5,010
5,000 Detroit, Michigan, Water Supply System Revenue Bonds, Senior
Lien Series 2003A - NPFG Insured
5 .000 07/01/34 5,010
4,000,000 Kalamazoo County, Michigan, General Obligation Bonds,
Limitied Tax Series 2022
4 .000 05/01/45 3,857,036
3,315,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center Project,
Senior Lien Series 2018
5 .000 11/01/43 3,400,310
6,385,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020 - BAM Insured
4 .000 11/01/55 5,761,728
2,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Series 2019A
5 .000 11/15/48 2,044,372
1,000,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
5 .000 12/01/46 882,431
1,015,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Series 2020B-1-CL2
5 .000 06/01/49 1,026,689
5,265,000 (a) Michigan Hospital Finance Authority, Revenue Bonds, Ascension
Health Senior Credit Group, Refunding & Project Series 2010F-6,
(Pre-refunded 11/15/26)
4 .000 11/15/47 5,345,458
735,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension
Health Senior Credit Group, Refunding & Project Series 2010F-6
4 .000 11/15/47 680,824
435,000 (a) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I, (Pre-refunded 10/15/25)
5 .000 04/15/30 441,389
9,565,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5 .000 04/15/30 9,687,576
2,100,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2023II
4 .000 10/15/43 2,055,885
3,020,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
4 .000 11/15/37 3,102,262
6,510,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
4 .000 11/15/38 6,655,608
1,515,000 Michigan Technological University, General Revenue Bonds,
Series 2023A - AGM Insured
5 .000 10/01/47 1,557,701
675,000 Michigan Technological University, General Revenue Bonds,
Series 2023A - AGM Insured
5 .250 10/01/52 699,647
1,100,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2015D
5 .000 12/01/45 1,104,448
5,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023A - AGM
Insured
5 .250 12/01/48 5,446,386
TOTAL MICHIGAN 63,155,685
MINNESOTA - 0.1%
1,480,000 University of Minnesota, General Obligation Bonds, Series 2016A 5 .000 04/01/41 1,501,738
TOTAL MINNESOTA 1,501,738
MISSOURI - 0.3%
3,465,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 3,465,062
1,500,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500 03/01/43 1,711,834
TOTAL MISSOURI 5,176,896

Portfolio of Investments January 31, 2025
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.5%
$ 1,040,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000% 07/01/29 $ 1,085,557
2,475,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/30 2,581,144
1,415,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/31 1,472,917
1,980,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/32 2,055,528
3,045,000 Montana Facility Finance Authority, Revenue Bonds, Billings
Clinic Obligated Group, Series 2018A
5 .000 08/15/48 3,078,738
TOTAL MONTANA 10,273,884
NEBRASKA - 0.9%
1,710,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/35 1,843,067
1,400,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
5 .000 11/01/45 1,405,465
10,500,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2022B
5 .250 02/01/52 11,235,934
2,415,000 Omaha Public Power District, Nebraska, Separate Electric System
Revenue Bonds, Nebraska City 2, Series 2015A
5 .250 02/01/42 2,417,927
TOTAL NEBRASKA 16,902,393
NEVADA - 1.3%
2,000,000 Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged
Revenue Series 2018B
5 .000 12/01/33 2,142,096
5,000,000 Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged
Revenue Series 2018B
5 .000 12/01/35 5,316,567
5,000,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5 .000 07/01/43 5,160,879
8,500,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Series 2018C
5 .250 07/01/43 8,826,894
1,205,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Refunding Water Improvement Series 2016A
5 .000 06/01/41 1,226,726
2,000,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018A
5 .000 06/01/48 2,038,302
250,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018B - AGM Insured
5 .000 06/01/33 262,998
TOTAL NEVADA 24,974,462
NEW JERSEY - 5.3%
2,500,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5 .000 01/01/36 2,648,764
930,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .125 01/01/39 930,976
6,000,000 (a) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/31 6,306,948
5,990,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - AGM Insured
5 .500 09/01/25 6,083,890
3,070,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
4 .125 07/01/54 2,880,346
4,500,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
5 .250 07/01/54 4,876,425
3,380,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/46 3,275,577
9,420,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/31 7,383,424
30,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/30 24,482,706

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 27,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000% 12/15/32 $ 20,448,763
2,750,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/32 2,767,720
2,150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/34 2,162,393
1,220,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/50 1,167,876
9,675,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
5 .250 06/15/50 10,479,135
3,760,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2017G
4 .000 01/01/43 3,734,194
2,370,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,377,792
TOTAL NEW JERSEY 102,006,929
NEW YORK - 12.7%
3,000,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,575,567
4,200,000 Dormitory Authority of the State of New York,  State Personal
Income Tax Revenue Bonds,  General Purpose, Series 2021B
4 .000 03/15/47 4,014,596
2,970,000 Dormitory Authority of the State of New York, Lease Revenue
Bonds, State University Dormitory Facilities, Series 2017A
5 .000 07/01/42 3,045,852
780,000 (a) Dormitory Authority of the State of New York, Lease Revenue
Bonds, State University Dormitory Facilities, Series 2017A, (Pre-
refunded 7/01/27)
5 .000 07/01/42 821,391
4,350,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 4,725,414
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A, (UB)
5 .000 03/15/55 10,578,766
3,710,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000 03/15/49 3,951,923
1,950,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/39 2,048,849
2,100,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2021A
4 .000 09/01/41 2,089,778
2,345,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
4 .000 11/15/51 2,204,821
3,100,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
4 .750 11/15/45 3,165,243
8,325,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .000 11/15/50 8,521,715
2,000,000 (b) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5 .250 12/15/31 2,043,750
350,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable
Class E Series 2024
4 .375 12/15/31 356,197
1,500,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
5 .000 01/01/29 1,604,605
4,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2019 Series FF-2
4 .000 06/15/37 4,076,781
17,425,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2019 Subseries S-3A
5 .000 07/15/37 18,228,577
1,650,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2015 Series E-1
5 .000 02/01/41 1,652,069
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/51 5,227,592
7,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .500 05/01/52 8,337,480
13,805,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .000 11/01/53 14,617,246

Portfolio of Investments January 31, 2025
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024F-1, (UB)
5 .250% 02/01/53 $ 10,760,187
3,465,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series C
5 .000 08/01/42 3,669,665
11,755,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 11,763,219
3,180,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated Bonds,
Refunding Series 1WTC-2021 - BAM Insured
4 .000 02/15/43 3,083,589
4,000,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4 .000 11/15/50 3,832,571
1,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
4 .000 03/15/49 960,425
1,620,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/32 1,604,651
8,270,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 8,270,041
6,250,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
4 .500 12/31/54 6,165,471
11,380,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .250 12/31/54 12,043,540
5,190,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 5,463,150
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .375 06/30/60 2,061,635
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/40 5,206,319
3,250,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/34 3,337,557
5,250,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/36 5,374,871
7,495,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/54 7,998,764
8,000,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A
5 .000 11/15/37 8,295,974
3,000,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Series 2015A
5 .000 11/15/50 3,009,235
7,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2024A-1
4 .000 11/15/54 6,574,665
6,620,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green
Climate Bond Certified Series 2024B-2
5 .250 05/15/54 7,152,928
7,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
4 .500 05/15/52 7,133,184
5,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5 .000 05/15/51 5,220,559
5,085,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
5 .250 12/01/54 5,493,581

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,000,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2022A
5 .250% 05/15/57 $ 6,393,851
TOTAL NEW YORK 244,757,844
NORTH CAROLINA - 0.7%
1,140,000 Mebane, North Carolina, Combined Utilities Revenue Bonds,
Series 2024
4 .000 08/01/49 1,081,632
2,155,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 12/31/37 2,158,420
4,175,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 4,103,255
2,995,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5 .000 07/01/54 2,999,580
1,625,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017
5 .000 01/01/30 1,673,475
1,850,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017
5 .000 01/01/32 1,900,060
TOTAL NORTH CAROLINA 13,916,422
NORTH DAKOTA - 0.1%
1,840,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
5 .000 12/01/42 1,853,432
TOTAL NORTH DAKOTA 1,853,432
OHIO - 3.9%
1,325,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Refunding Series 2024A
5 .000 02/15/48 1,396,999
44,100,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 39,728,244
4,975,000 Central Ohio Transit Authority, Ohio, General Obligation Bonds,
Capital Facilities Limited Tax Series 2023
5 .000 12/01/53 5,267,549
1,165,000 (d) Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025B
5 .250 01/01/50 1,261,966
3,485,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
4 .000 12/01/46 3,288,330
14,500,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 14,229,589
3,190,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical
Center of Akron, Series 2024A
5 .250 08/14/48 3,446,453
1,755,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4 .250 12/01/48 1,716,502
1,015,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/53 1,049,314
1,835,000 (b) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4 .250 12/01/50 1,792,675
2,250,000 Tolles Career and Technical Center, Madison, Franklin, Delaware,
Fayette, and Union Counties, Ohio, Certificates of Participation,
School Facilities Project Series 2024
5 .250 12/01/53 2,351,661
TOTAL OHIO 75,529,282
OKLAHOMA - 1.2%
1,790,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/43 1,825,774
7,040,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 7,170,904
1,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 1,044,417
10,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2017A
5 .000 01/01/42 10,124,973

Portfolio of Investments January 31, 2025
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 2,400,000 Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2024C
4 .000% 10/01/54 $ 2,270,885
TOTAL OKLAHOMA 22,436,953
OREGON - 0.6%
1,300,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,359,566
2,000,000 Oregon State, General Obligation Bonds, Article XI-Q State
Projects Series 2021A
4 .000 05/01/40 2,015,470
7,500,000 Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2023A
5 .000 12/01/47 8,015,881
TOTAL OREGON 11,390,917
PENNSYLVANIA - 2.2%
1,555,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
4 .000 12/01/49 1,473,258
3,155,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1
5 .000 02/15/45 3,198,023
3,035,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
4 .000 05/01/52 2,724,458
5,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 5,054,051
10,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-146A
4 .750 04/01/53 10,066,311
2,000,000 Pennsylvania State University, Revenue Bonds, Refunding Series
2016A
5 .000 09/01/41 2,046,038
1,250,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .750 12/01/37 1,274,426
2,685,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 2,554,665
3,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2018A-2
5 .000 12/01/48 3,110,091
5,385,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024C
5 .250 12/01/54 5,834,645
1,025,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A
4 .000 12/01/49 962,706
3,180,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2025A
5 .250 09/01/50 3,488,020
1,350,000 Susquehanna Area Regional Airport Authority, Pennsylvania,
Airport System Revenue Bonds, Series 2017, (AMT)
5 .000 01/01/38 1,361,095
TOTAL PENNSYLVANIA 43,147,787
PUERTO RICO - 1.8%
10,046,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 7,327,983
5,985,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 5,999,717
3,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 3,193,720
5,125,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 5,126,422
14,119,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 14,009,716
TOTAL PUERTO RICO 35,657,558
SOUTH CAROLINA - 2.7%
12,760,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0 .000 01/01/28 11,457,663
9,535,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0 .000 01/01/29 8,228,854
3,750,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, McLeod Health Project, Series
2024
5 .250 11/01/54 4,026,800

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 2,600,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500% 11/01/48 $ 2,866,409
2,600,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 2,853,199
3,750,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2024A
5 .500 12/01/54 4,071,866
4,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A
4 .000 12/01/39 3,951,902
5,500,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
5 .000 12/01/46 5,551,023
8,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
5 .000 12/01/56 8,046,669
1,500,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A
5 .000 12/01/55 1,547,266
TOTAL SOUTH CAROLINA 52,601,651
SOUTH DAKOTA - 0.1%
2,630,000 Baltic School District No. 49-1, South Dakota, General Obligation
Bonds, Series 2022 - AGM Insured
5 .250 12/01/47 2,769,838
TOTAL SOUTH DAKOTA 2,769,838
TENNESSEE - 1.4%
1,000,000 Loudon, Tennessee, Water and Sewer Revenue Bonds, Series
2023
5 .000 03/01/40 1,073,347
1,000,000 Loudon, Tennessee, Water and Sewer Revenue Bonds, Series
2023
5 .000 03/01/41 1,067,690
1,495,000 Loudon, Tennessee, Water and Sewer Revenue Bonds, Series
2023
5 .000 03/01/42 1,589,990
4,250,000 Loudon, Tennessee, Water and Sewer Revenue Bonds, Series
2023
4 .375 03/01/48 4,134,252
3,570,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Refunding and Improvement Series 2024
5 .000 10/01/49 3,847,166
2,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A
5 .250 07/01/47 2,143,118
1,375,000 New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021
0 .000 04/01/40 664,830
3,000,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2017A
5 .000 11/01/42 3,069,447
5,000,000 Tennessee State, General Obligation Bonds, Series 2023A 5 .000 05/01/40 5,585,610
3,240,000 West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Improvement Series 2022
4 .000 06/01/52 3,060,723
TOTAL TENNESSEE 26,236,173
TEXAS - 12.6%
14,355,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2018, (UB)
4 .000 02/15/43 13,711,188
4,750,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/48 4,962,420
3,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
4 .000 08/15/54 2,787,060
1,500,000 Comal Independent School District, Comal, Bexar, Guadalupe,
Hays, and Kendall Counties, Texas, General Obligation Bonds,
Refunding School Building Series 2024
4 .000 02/15/49 1,428,112
10,000,000 (d) Conroe Independent School District, Montgomery County, Texas,
General Obligation Bonds, School Building Series 2025
4 .000 02/15/50 9,540,341
3,635,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2024
4 .250 02/01/54 3,550,034
2,600,000 Fort Bend County Municipal Utility District 50, Texas, General
Obligation Bonds, Series 2018A - AGM Insured
4 .000 09/01/46 2,469,808
5,500,000 Fort Bend County Municipal Utility District 50, Texas, General
Obligation Bonds, Series 2018A - AGM Insured
4 .000 09/01/48 5,179,344

Portfolio of Investments January 31, 2025
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,190,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .250% 08/01/37 $ 2,342,071
700,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .250 08/01/39 744,150
2,000,000 Garland, Dallas, Collin and Rockwell Counties, Texas, Electric
Utility System Revenue Bonds, Refunding Series 2024
5 .000 03/01/50 2,105,596
3,720,000 Greenwood Independent School District, Midland County, Texas,
School Building Bonds, Series 2024
4 .000 02/15/54 3,498,675
2,765,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2024C, (Mandatory Put 7/01/29)
5 .000 07/01/54 2,961,376
2,845,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Houston Methodist Hospital System,
Series 2015
4 .000 12/01/45 2,680,147
3,525,000 Harris County, Texas, General Obligation Bonds, Permanent
Improvement Series 2024
4 .000 09/15/49 3,347,824
7,295,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/50 2,072,340
11,055,000 (a) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0 .000 11/15/27 10,065,217
845,000 (a) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0 .000 11/15/27 769,345
4,565,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2024B
5 .000 11/15/46 4,813,147
1,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
4 .000 12/01/40 949,112
1,590,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018B
5 .000 07/01/43 1,638,652
2,290,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018B
5 .000 07/01/48 2,344,873
1,000,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
4 .125 03/01/51 958,820
24,755,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/29 20,886,083
12,940,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/30 10,479,019
10,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/31 7,750,458
19,500,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/32 14,424,484
3,255,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4 .125 08/01/49 3,135,130
5,000,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4 .250 08/01/54 4,851,423
2,855,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse
Refunding Series 2024
5 .250 02/15/59 3,062,931
5,120,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
5 .000 08/15/39 5,157,733
1,395,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5 .000 11/01/28 1,395,389
9,005,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2021A
5 .000 05/15/51 9,321,716

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 New Caney Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2024
4 .000% 02/15/54 $ 1,890,209
15,450,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2008D - AGC Insured
0 .000 01/01/36 10,185,569
5,000,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2017A
4 .000 01/01/43 4,805,329
8,000,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2017B
5 .000 01/01/43 8,110,943
3,855,000 Pasadena Economic Development Corporation, Harris County,
Texas, Sales Tax Revenue Bonds, Series 2023 - BAM Insured
5 .000 08/15/53 4,010,990
2,500,000 San Antonio, Texas, Electric and Gas Systems Revenue Bonds,
Refunding New Series 2024B
5 .000 02/01/54 2,632,587
1,750,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series
2016A
5 .000 02/15/41 1,776,678
5,000,000 Temple, Texas, General Obligation Bonds, Combination Tax and
Revenue Series 2022B
4 .000 08/01/47 4,717,520
2,165,000 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Senior Lien Series 2008D
6 .250 12/15/26 2,237,624
5,400,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A
5 .000 12/31/35 5,708,676
5,500,000 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A - AMBAC Insured
0 .000 08/15/25 5,405,392
12,500,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2017A, (UB)
4 .000 10/15/42 12,344,495
1,500,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2017A
5 .000 10/15/42 1,546,003
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2018B
5 .000 10/15/38 5,261,995
5,500,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A
5 .000 10/15/58 5,867,288
TOTAL TEXAS 241,885,316
UTAH - 1.3%
5,345,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017B
5 .000 07/01/42 5,458,033
3,500,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2018B
5 .000 07/01/43 3,612,728
9,550,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .250 07/01/48 10,028,191
4,250,000 (d) Salt Lake City, Utah, Public Utilities Revenue Bonds, Series 2025 5 .250 02/01/55 4,651,173
1,320,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Bridge Elementary Project, Series 2021A
4 .250 06/15/51 1,052,817
TOTAL UTAH 24,802,942
VIRGINIA - 0.7%
1,805,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/51 1,811,476
4,355,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 4,248,017
1,435,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4 .600 10/01/54 1,435,567
2,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/47 2,016,183
4,100,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 4,126,452
TOTAL VIRGINIA 13,637,695

Portfolio of Investments January 31, 2025
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 3.8%
$ 8,825,000 Central Puget Sound Regional Transit Authority, Washington,
Sales Tax and Motor Vehicle Excise Tax Bonds, Refunding &
Improvement, Green Series 2021S-1
4 .000% 11/01/46 $ 8,623,766
2,235,000 Pierce County School District 10, Tacoma, Washington, General
Obligation Bonds, Series 2020B
4 .000 12/01/43 2,212,514
5,000,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Series 2021A
5 .000 12/01/51 5,208,923
12,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/33 12,004,635
1,310,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/30 1,351,222
6,030,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B. Exchange
Purchase
4 .000 07/01/37 5,874,462
4,615,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
4 .000 07/01/43 4,361,397
7,830,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
3 .000 07/01/48 5,712,242
3,240,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
4 .000 07/01/58 2,805,947
3,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 3,043,073
9,100,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2002-03C - NPFG Insured
0 .000 06/01/29 7,931,055
16,195,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2002-03C - NPFG Insured
0 .000 06/01/30 13,637,390
TOTAL WASHINGTON 72,766,626
WEST VIRGINIA - 0.7%
1,830,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/34 1,893,785
2,750,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/38 2,815,487
3,570,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2018
5 .000 06/01/43 3,684,886
4,135,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2021
5 .000 06/01/47 4,339,914
TOTAL WEST VIRGINIA 12,734,072
WISCONSIN - 1.2%
8,750,000 (b) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
7 .000 12/01/50 8,913,982
4,410,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/39 4,411,856
2,975,000 (a) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A, (Pre-refunded 5/15/26)
4 .000 11/15/46 3,015,454
3,075,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A
4 .000 11/15/46 2,877,545
935,000 (a) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A, (Pre-refunded 5/15/26)
4 .000 11/15/46 947,714

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,300,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System Inc Series
2024A
5 .500% 02/15/54 $ 2,477,406
TOTAL WISCONSIN 22,643,957
TOTAL MUNICIPAL BONDS
(Cost $1,936,042,909) 1,989,636,253
TOTAL LONG-TERM INVESTMENTS
(Cost $1,936,042,909) 1,989,636,253
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
6,000,000 MUNICIPAL BONDS - 0 .3% 6,000,000
NEW YORK - 0.3%
6,000,000 (e) New York City, New York, General Obligation Bonds, Fiscal 2021
Series 3
1 .850 04/01/42 6,000,000
TOTAL NEW YORK 6,000,000
TOTAL MUNICIPAL BONDS
(Cost $6,000,000) 6,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,000,000) 6,000,000
TOTAL INVESTMENTS - 103 .8%
(Cost $ 1,942,042,909 ) 1,995,636,253
FLOATING RATE OBLIGATIONS - (3.0)% (57,545,000)
OTHER ASSETS & LIABILITIES, NET -  (0.8)% (15,540,352)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,922,550,901
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $53,654,687 or 2.7% of Total Investments.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(d) When-issued or delayed delivery security.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments January 31, 2025
(continued)
NUV

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,989,636,253 $ – $ 1,989,636,253
Short-Term Investments:
Municipal Bonds – 6,000,000 – 6,000,000
Total $ – $ 1,995,636,253 $ – $ 1,995,636,253